INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating losses carried forward	$ 190,779	$ 220,287
Depreciation and amortization	70,110	64,588
Lease liabilities	48,887	48,184
Others	4,159	4,974
Sub-total	313,935	338,033
Valuation allowances	(267,316)	(284,656)
Total deferred tax assets	46,619	53,377
Deferred tax liabilities
Right-of-use assets	(25,817)	(28,942)
Land use rights	(45,963)	(47,690)
Intangible assets	(505)	(508)
Unrealized capital allowances	(5,141)	(7,553)
Others	(6,194)	(8,260)
Total deferred tax liabilities	(83,620)	(92,953)
Deferred tax liabilities, net	$ (37,001)	$ (39,576)